Components Of Other Comprehensive Income/(Loss) (Accumulated Other Comprehensive Income/(Loss))(Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Components Of Other Comprehensive Income/(Loss) [Abstract]
Accumulated other comprehensive income/(loss), Before-Tax Amount	$ (62,944,000)	$ (6,033,000)
Accumulated other comprehensive income/(loss), Tax Benefit/(Expense)	24,707,000	2,367,000
Beginning Balance	(188,246,000)	(150,009,000)	$ (146,343,000)
Other comprehensive income:
Fair value adjustments on securities available-for-sale, Before-Tax Amount	(22,796,000)	47,957,000	(108,703,000)
Fair value adjustments on securities available-for-sale arising during the period, Tax Benefit/(Expense)	8,741,000	(18,135,000)	41,935,000
Fair value adjustments on securities available-for-sale arising during the period, Accumulated Other Comprehensive Income/(Loss)	(14,055,000)	29,822,000	(66,768,000)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Before-Tax Amount	(1,836,000)	0	451,000
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Tax Benefit/(Expense)	704,000		(174,000)
Adjustment for net (gain)/loss on securities available-for-sale included in Net income/(loss), Accumulated Other Comprehensive Income/(Loss)	(1,132,000)	0	277,000
Pension and post retirement plans:
Net actuarial gain/(loss) arising during the period, Before-Tax Amount	(18,028,000)	(115,976,000)	81,456,000
Net actuarial gain/(loss) arising during the period, Tax Benefit/(Expense)	6,911,000	44,803,000	(31,392,000)
Net actuarial gain/(loss) arising during the period	(11,117,000)	(71,173,000)	50,064,000
Prior service cost/(credit) arising during the period, Before-Tax Amount			10,678,000
Prior service credit/(cost) arising during period, Tax Benefit/(Expense)			(4,115,000)
Prior service credit/(cost) arising during the period	0	0	6,563,000
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Before-Tax Amount	580,000	5,075,000	10,085,000
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net periodic benefit cost, Tax Benefit/(Expense)	(222,000)	(1,961,000)	(3,887,000)
Amortization of prior service cost, transition asset/obligation, and net actuarial gain/(loss) included in net period benefit cost, Accumulated Other Comprehensive Income/(Loss)	358,000	3,114,000	6,198,000
Accumulated other comprehensive income/(loss), Before-Tax Amount	(42,080,000)	(62,944,000)	(6,033,000)
Accumulated other comprehensive income/(loss), Tax Benefit/(Expense)	16,134,000	24,707,000	2,367,000
Ending Balance	$ (214,192,000)	$ (188,246,000)	$ (150,009,000)